Fair value measurements (Financial assets and liabilities measured at fair value on recurring basis) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Assets
Derivative assets, fair value	$ 10,383	$ 3,303
Liabilities
Derivative liabilities, fair value	123,608	167,303
Recurring
Assets
Derivative assets, fair value	10,383	3,303
Investment, at fair value		12,110
Liabilities
Derivative liabilities, fair value	123,608	167,303
Recurring | Level 1
Assets
Derivative assets, fair value	0	0
Investment, at fair value		12,110
Liabilities
Derivative liabilities, fair value	0	0
Recurring | Level 2
Assets
Derivative assets, fair value	10,383	3,303
Investment, at fair value		0
Liabilities
Derivative liabilities, fair value	123,608	167,303
Recurring | Level 3
Assets
Derivative assets, fair value	0	0
Investment, at fair value		0
Liabilities
Derivative liabilities, fair value	$ 0	$ 0